Other Income-Net	12 Months Ended
Dec. 31, 2018
Other Income-Net [Abstract]
Other Income-Net

10.Other Income -- Net

Other income -- net from continuing operations comprises the following (in thousands):

	For the Years Ended December 31,
	2018	2017	2016

Interest income	$671	$427	$383
Market value gains related to deferred
compensation trusts	287	8,430	2,061
Other--net	-	(703)	(424)
Total other income	$958	$8,154	$2,020

The market value gain relates to gains on the assets in the deferred compensation trust.  There is an offsetting expense in selling, general and administrative expense to reflect the corresponding increase in the liability.